Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,000,000,000
Previously Paid Amount	0
Total Fee Amount	153,100
Total Offset Amount	$ 0
Narrative Disclosure
1	Final prospectus supplement

Net Fee	$ 153,100
Narrative - Max Aggregate Offering Price	$ 1,000,000,000
Final Prospectus	true